ACCRUED LIABILITIES AND OTHERS (Tables)	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHERS

	As of March 31, 2024 ($)	As of March 31, 2023 ($)
Compensation and other contributions	82,368	15,193
Other current liability	42,832	37,485
Advance from customers	3,494	2,893
Operating lease liability	36,361
Total	165,055	55,571

SCHEDULE OF OTHER LIABILITY

	As of March 31, 2024 ($)	As of March 31, 2023 ($)
Statutory reserve*	7,112	-
Other current liability	300,000	-
Operating lease liability – non-current	191,314	-

Total	498,426	-

Compensation and other contribution related liabilities consist of accrued salaries to employees. Other current liability also includes $ 14 thousand of dealer deposits received from various dealers as of March 31, 2024 (March 31, 2023: $ 28 thousand).

*	The statutory reserve is a gratuity reserve for employees in our subsidiaries in India.